Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.91%
FHLB	0.80%	3-4-2026	$ 410,000	$ 404,449
FHLB	2.13	6-9-2023	35,000	35,894
FHLB	2.50	2-13-2024	295,000	307,064
FHLB	2.75	12-13-2024	20,000	21,121
FHLB	3.25	6-9-2023	50,000	52,136
FHLB	3.25	11-16-2028	200,000	223,425
FHLMC	0.25	12-4-2023	420,000	417,001
FNMA	0.38	7-21-2025	95,000	92,865
FNMA	0.38	8-25-2025	485,000	473,112
FNMA	1.75	7-2-2024	375,000	384,436
FNMA	1.88	9-24-2026	135,000	139,215
FNMA	2.13	4-24-2026	28,000	29,144
FNMA	2.63	9-6-2024	100,000	105,079
FNMA	2.88	9-12-2023	175,000	182,297
Total Agency securities (Cost $2,880,447)				2,867,238
U.S. Treasury securities: 97.61%
TIPS	0.13	1-15-2023	3,842,962	4,003,136
TIPS	0.13	7-15-2024	3,792,357	4,069,451
TIPS	0.13	10-15-2024	1,224,085	1,314,840
TIPS	0.13	4-15-2025	2,808,673	3,021,462
TIPS	0.13	10-15-2025	623,689	675,606
TIPS	0.13	7-15-2026	3,080,402	3,360,044
TIPS	0.13	1-15-2030	2,057,534	2,290,105
TIPS	0.13	7-15-2030	3,064,948	3,432,463
TIPS	0.13	1-15-2031	3,308,492	3,699,868
TIPS	0.13	7-15-2031	1,913,702	2,148,031
TIPS	0.25	1-15-2025	3,161,345	3,407,029
TIPS	0.25	7-15-2029	1,554,821	1,747,452
TIPS	0.38	7-15-2023	4,272,498	4,532,438
TIPS	0.38	7-15-2025	3,614,438	3,947,996
TIPS	0.38	1-15-2027	1,561,285	1,725,982
TIPS	0.38	7-15-2027	1,603,430	1,788,733
TIPS	0.50	4-15-2024	1,560,606	1,674,908
TIPS	0.50	1-15-2028	1,473,360	1,657,703
TIPS	0.63	4-15-2023	3,390,048	3,574,580
TIPS	0.63	1-15-2024	1,582,250	1,696,407
TIPS	0.63	1-15-2026	3,226,380	3,563,890
TIPS	0.75	7-15-2028	2,469,502	2,846,583
TIPS	0.88	1-15-2029	1,667,424	1,940,856
TIPS	1.75	1-15-2028	772,463	932,795
TIPS	2.00	1-15-2026	2,390,774	2,784,317
TIPS	2.38	1-15-2025	1,271,775	1,459,983
TIPS	2.38	1-15-2027	1,255,382	1,525,656
TIPS	2.50	1-15-2029	1,053,962	1,356,812
TIPS	3.63	4-15-2028	3,281,450	4,398,489
TIPS	3.88	4-15-2029	2,644,525	3,708,981
U.S. Treasury Bond	5.25	11-15-2028	655,000	825,888
U.S. Treasury Bond	6.13	11-15-2027	215,000	275,385
U.S. Treasury Bond	6.13	8-15-2029	115,000	155,358
U.S. Treasury Bond	6.38	8-15-2027	125,000	160,557
U.S. Treasury Bond	6.88	8-15-2025	20,000	24,294
U.S. Treasury Note	0.13	12-31-2022	1,045,000	1,043,530
U.S. Treasury Note	0.13	6-30-2023	1,300,000	1,293,855
See accompanying notes to portfolio of investments

Allspring Strategic Retirement Bond Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.13%	7-15-2023	$1,135,000	$ 1,129,236
U.S. Treasury Note	0.13	9-15-2023	1,210,000	1,202,154
U.S. Treasury Note	0.13	10-15-2023	1,230,000	1,220,967
U.S. Treasury Note	0.13	12-15-2023	1,335,000	1,322,641
U.S. Treasury Note	0.13	1-15-2024	1,180,000	1,167,923
U.S. Treasury Note	0.25	6-15-2023	1,110,000	1,107,182
U.S. Treasury Note	0.25	11-15-2023	1,275,000	1,267,529
U.S. Treasury Note	0.25	6-30-2025	1,180,000	1,149,670
U.S. Treasury Note	0.25	7-31-2025	1,200,000	1,167,609
U.S. Treasury Note	0.25	8-31-2025	1,225,000	1,190,164
U.S. Treasury Note	0.25	9-30-2025	1,245,000	1,209,060
U.S. Treasury Note	0.25	10-31-2025	1,250,000	1,211,865
U.S. Treasury Note	0.38	8-15-2024	1,105,000	1,093,691
U.S. Treasury Note	0.38	7-31-2027	185,000	176,502
U.S. Treasury Note	0.38	9-30-2027	1,280,000	1,217,150
U.S. Treasury Note	0.50	6-30-2027	320,000	307,600
U.S. Treasury Note	0.50	8-31-2027	10,000	9,586
U.S. Treasury Note	0.50	10-31-2027	1,245,000	1,190,434
U.S. Treasury Note	0.63	11-30-2027	1,295,000	1,246,286
U.S. Treasury Note	0.63	5-15-2030	1,575,000	1,478,347
U.S. Treasury Note	0.63	8-15-2030	1,780,000	1,666,873
U.S. Treasury Note	0.88	11-15-2030	1,135,000	1,085,122
U.S. Treasury Note	1.00	7-31-2028	630,000	615,874
U.S. Treasury Note	1.13	2-28-2025	1,125,000	1,132,690
U.S. Treasury Note	1.13	2-15-2031	915,000	893,233
U.S. Treasury Note	1.25	7-31-2023	488,000	494,519
U.S. Treasury Note	1.25	3-31-2028	1,315,000	1,310,069
U.S. Treasury Note	1.25	4-30-2028	825,000	821,455
U.S. Treasury Note	1.25	5-31-2028	1,100,000	1,094,715
U.S. Treasury Note	1.25	9-30-2028	1,115,000	1,106,812
U.S. Treasury Note	1.38	6-30-2023	489,000	496,354
U.S. Treasury Note	1.38	8-31-2023	490,000	497,580
U.S. Treasury Note	1.38	9-30-2023	339,000	344,416
U.S. Treasury Note	1.38	8-31-2026	380,000	384,290
U.S. Treasury Note	1.50	3-31-2023	40,000	40,613
U.S. Treasury Note	1.50	8-15-2026	325,000	330,472
U.S. Treasury Note	1.50	11-30-2028	585,000	589,890
U.S. Treasury Note	1.50	2-15-2030	475,000	479,435
U.S. Treasury Note	1.63	12-15-2022	925,000	938,225
U.S. Treasury Note	1.63	4-30-2023	483,000	491,490
U.S. Treasury Note	1.63	5-31-2023	435,000	442,901
U.S. Treasury Note	1.63	10-31-2023	486,000	496,081
U.S. Treasury Note	1.63	2-15-2026	663,000	677,736
U.S. Treasury Note	1.63	5-15-2026	1,144,000	1,169,204
U.S. Treasury Note	1.63	11-30-2026	410,000	419,673
U.S. Treasury Note	1.75	1-31-2023	10,000	10,169
U.S. Treasury Note	1.75	5-15-2023	130,000	132,559
U.S. Treasury Note	1.75	6-30-2024	1,015,000	1,041,247
U.S. Treasury Note	1.75	11-15-2029	85,000	87,497
U.S. Treasury Note	1.88	8-31-2024	160,000	164,744
U.S. Treasury Note	1.88	7-31-2026	20,000	20,684
U.S. Treasury Note	2.00	2-15-2023	285,000	290,778
U.S. Treasury Note	2.00	4-30-2024	10,000	10,314
U.S. Treasury Note	2.00	5-31-2024	269,000	277,574
U.S. Treasury Note	2.00	6-30-2024	185,000	191,013
See accompanying notes to portfolio of investments

2  |  Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note		2.00%	2-15-2025	$ 597,000	$ 617,662
U.S. Treasury Note		2.00	8-15-2025	645,000	668,306
U.S. Treasury Note		2.00	11-15-2026	520,000	541,511
U.S. Treasury Note		2.13	12-31-2022	510,000	520,080
U.S. Treasury Note		2.13	2-29-2024	378,000	390,566
U.S. Treasury Note		2.13	3-31-2024	500,000	516,895
U.S. Treasury Note		2.13	5-15-2025	1,190,000	1,237,414
U.S. Treasury Note		2.25	12-31-2023	472,000	488,243
U.S. Treasury Note		2.25	1-31-2024	474,000	490,757
U.S. Treasury Note		2.25	4-30-2024	235,000	243,767
U.S. Treasury Note		2.25	10-31-2024	490,000	510,232
U.S. Treasury Note		2.25	11-15-2024	1,245,000	1,296,648
U.S. Treasury Note		2.25	11-15-2025	1,230,000	1,287,368
U.S. Treasury Note		2.25	2-15-2027	485,000	511,012
U.S. Treasury Note		2.25	8-15-2027	480,000	506,456
U.S. Treasury Note		2.25	11-15-2027	650,000	686,740
U.S. Treasury Note		2.38	8-15-2024	1,280,000	1,334,950
U.S. Treasury Note		2.38	5-15-2027	1,118,000	1,186,958
U.S. Treasury Note		2.50	5-15-2024	455,000	474,888
U.S. Treasury Note		2.63	12-31-2023	375,000	390,762
U.S. Treasury Note		2.63	3-31-2025	345,000	364,231
U.S. Treasury Note		2.63	1-31-2026	445,000	473,178
U.S. Treasury Note		2.63	2-15-2029	1,235,000	1,341,567
U.S. Treasury Note		2.75	8-31-2023	15,000	15,589
U.S. Treasury Note		2.75	11-15-2023	1,206,000	1,257,585
U.S. Treasury Note		2.75	2-15-2024	585,000	612,308
U.S. Treasury Note		2.75	8-31-2025	325,000	345,770
U.S. Treasury Note		2.75	2-15-2028	520,000	565,419
U.S. Treasury Note		2.88	4-30-2025	470,000	500,513
U.S. Treasury Note		2.88	5-31-2025	490,000	522,233
U.S. Treasury Note		2.88	11-30-2025	125,000	133,989
U.S. Treasury Note		2.88	5-15-2028	645,000	707,182
U.S. Treasury Note		2.88	8-15-2028	1,195,000	1,313,100
U.S. Treasury Note		3.13	11-15-2028	765,000	855,156
U.S. Treasury Note		6.00	2-15-2026	146,000	175,770
U.S. Treasury Note		6.50	11-15-2026	30,000	37,740
U.S. Treasury Note		6.63	2-15-2027	235,000	299,680
U.S. Treasury Note		6.75	8-15-2026	220,000	276,590
Total U.S. Treasury securities (Cost $143,815,194)					147,076,175
Total investments in securities (Cost $146,695,641)	99.52%				149,943,413
Other assets and liabilities, net	0.48				729,483
Total net assets	100.00%				$150,672,896

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury inflation-protected securities
See accompanying notes to portfolio of investments

Allspring Strategic Retirement Bond Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$671,302	$17,114,400	$(17,785,702)	$0	$0	$0	0	$184
See accompanying notes to portfolio of investments

4  |  Allspring Strategic Retirement Bond Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Strategic Retirement Bond Portfolio  |  5

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,867,238	$0	$2,867,238
U.S. Treasury securities	147,076,175	0	0	147,076,175
Total assets	$147,076,175	$2,867,238	$0	$149,943,413
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

6  |  Allspring Strategic Retirement Bond Portfolio